Retirement Plans (Schedule of Defined Contribution Plan Disclosures) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Plan expense	$ 399	$ 376	$ 327
Expense funded with Stryker common stock	72	62	57
Stryker common stock held by plan, amount	$ 763	$ 781	$ 649
Stryker common stock held by plan, shares	2.2	2.2	2.2
Stryker common stock held by plan, value as a percentage of total plan assets	8.00%	10.00%	10.00%